Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 01, 2015
Entity Registrant Name	dei_EntityRegistrantName	Krane Shares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001547576
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 04, 2015
Document Effective Date	dei_DocumentEffectiveDate	Aug. 04, 2015
Prospectus Date	rr_ProspectusDate	Aug. 01, 2015
| KraneShares E Fund China Commercial Paper Hedged ETF | KraneShares E Fund China Commercial Paper Hedged ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KEEP